Lines of Credit and Long-Term Obligation - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 21, 2023
Lines of Credit and Long-Term Obligation
Outstanding revolver balance		$ 127,343,000		$ 135,968,000	$ 53,580,000
Line of Credit
Lines of Credit and Long-Term Obligation
Interest rate		5.48%	2.21%	3.61%	2.25%
Weighted average interest rate				2.50%	4.15%
Percentage of commitment fee on unused credit line		0.25%	0.25%
Amount of commitment fee on unused credit line		$ 134,000	$ 120,000
Amount available under the credit facility		$ 24,000,000		$ 48,000,000
Line of Credit | Minimum
Lines of Credit and Long-Term Obligation
Maximum borrowing capacity				175,000,000		$ 175,000,000
Line of Credit | Maximum
Lines of Credit and Long-Term Obligation
Maximum borrowing capacity				$ 225,000,000		$ 225,000,000
Line of Credit | Prime Rate
Lines of Credit and Long-Term Obligation
Annual interest rate		0.50%		5.00%
Interest rate					3.25%
Basis rate					1.00%
Line of Credit | LIBOR
Lines of Credit and Long-Term Obligation
Annual interest rate				2.00%
Interest rate		2.00%			0.25%
Basis rate					2.00%
Line of Credit | SOFR
Lines of Credit and Long-Term Obligation
Annual interest rate				2.11%
Interest rate				1.50%
Basis rate		2.11%		2.11%
Line of Credit | contracted Libor
Lines of Credit and Long-Term Obligation
Interest rate					4.25%
Seller Notes
Lines of Credit and Long-Term Obligation
Annual interest rate	6.00%
Agent a waiver fee	$ 8,500,000
Outstanding current and long-term liabilities	3,750,000
Repayments of debt	$ 2,500,000
Revolving Credit Facility
Lines of Credit and Long-Term Obligation
Outstanding balance				$ 135,968
Agent a waiver fee		$ 180,000
Percentage of commitment fee on unused credit line				0.25%	0.25%
Amount of commitment fee on unused credit line				$ 100,000	$ 300,000
Amount available under the credit facility				48,000,000	95,000,000
Outstanding revolver balance				$ 136,000,000	$ 54,000,000